Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Current assets :
Cash and cash equivalents	$ 1,771	$ 2,017
Restricted cash	4
Marketable securities	335	334
Trade accounts receivable, net	820	911
Inventories	1,251	1,269
Deferred tax assets	91	97
Assets held for sale	1	33
Other current assets	407	390
Total current assets	4,680	5,051
Goodwill	76	82
Other intangible assets, net	166	193
Property, plant and equipment, net	2,321	2,647
Non-current deferred tax assets	436	386
Long-term investments	57	69
Other non-current assets	459	576
Total non-current assets	3,515	3,953
Total assets	8,195	9,004
Current liabilities:
Short-term debt	191	202
Trade accounts payable	525	597
Other payables and accrued liabilities	703	841
Dividends payable to stockholders	97	87
Deferred tax liabilities	2
Accrued income tax	42	39
Total current liabilities	1,560	1,766
Long-term debt	1,421	1,599
Post-employment benefit obligations	351	392
Long-term deferred tax liabilities	12	10
Other long-term liabilities	158	182
Total non-current liabilities	1,942	2,183
Total liabilities	$ 3,502	$ 3,949
Commitment and contingencies
Parent company stockholders' equity
Common stock (preferred stock: 540,000,000 shares authorized, not issued; common stock: Euro 1.04 par value, 1,200,000,000 shares authorized, 910,967,920 shares issued, 878,537,339 shares outstanding)	$ 1,157	$ 1,157
Capital surplus	2,779	2,741
Retained earnings	525	817
Accumulated other comprehensive income	460	613
Treasury stock	(289)	(334)
Total parent company stockholders' equity	4,632	4,994
Noncontrolling interest	61	61
Total equity	4,693	5,055
Total liabilities and equity	$ 8,195	$ 9,004